BALANCES AND TRANSACTIONS WITH KEY OFFICERS AND CERTAIN SHAREHOLDERS (Schedule of Benefits to Directors) (Details) - Director [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Directors	Dec. 31, 2018 USD ($) Directors	Dec. 31, 2017 USD ($) Directors
Disclosure of transactions between related parties [line items]
Compensation to directors not employed by the Company or on its behalf | $	$ 254	$ 261	$ 329
Number of directors that received the above compensation by the Company | Directors	6	7	6